Related party transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the three months ended March 31, 2025 and 2024, is comprised of:

	2025	2024
	$	$
Salaries, benefits, bonuses and consulting fees	208,132	324,241
Share-based payments (Note 14)	1,316,483	—
	1,524,615	324,241